Consolidated Statements of Changes in Convertible Preferred Shares And Shareholders' Deficit - USD ($)		Total	Collective Growth Corp [Member]	Series A Convertible Preferred Shares [Member]	Series B Convertible Preferred Shares [Member]	Series B-1 Convertible Preferred Shares [Member]	Series C Convertible Preferred Shares [Member]	Series C-1 Convertible Preferred Shares [Member]	Common Class A [Member] Collective Growth Corp [Member]	Common Class B [Member] Collective Growth Corp [Member]	Ordinary Shares [Member]		Ordinary Shares [Member] Common Class A [Member] Collective Growth Corp [Member]	Ordinary Shares [Member] Common Class B [Member] Collective Growth Corp [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Collective Growth Corp [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Collective Growth Corp [Member]
Beginning balance convertible preferred shares at Dec. 31, 2017		$ 87,848,000		$ 9,000,000	$ 66,348,000	$ 12,500,000
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2017				20,418,209	15,906,053	3,032,940
Beginning balance at Dec. 31, 2017		(25,644,000)										[1]			$ 547,000		$ (26,191,000)
Beginning balance (Shares) at Dec. 31, 2017											15,004,740
Exercise of shares options		10,000													10,000
Exercise of shares options (Shares)	[1]										74,040
Share-based Compensation		1,377,000													1,377,000
Ending balance convertible preferred shares at Dec. 31, 2018		87,848,000		$ 9,000,000	$ 66,348,000	$ 12,500,000
Ending balance convertible preferred shares (Shares) at Dec. 31, 2018				20,418,209	15,906,053	3,032,940
Net Loss		(56,400,000)															(56,400,000)
Ending balance at Dec. 31, 2018		(80,657,000)										[1]			1,934,000		(82,591,000)
Ending balance (Shares) at Dec. 31, 2018											15,078,780
Issuance of convertible preferred shares, net of issuance cost		161,233,000					$ 161,233,000
Issuance of convertible preferred shares, net of issuance cost (Shares)							28,216,005
Exercise of shares options		73,000													73,000
Exercise of shares options (Shares)	[1]										776,508
Share-based Compensation		2,171,000													2,171,000
Ending balance convertible preferred shares at Dec. 31, 2019		249,081,000		$ 9,000,000	$ 66,348,000	$ 12,500,000	$ 161,233,000
Ending balance convertible preferred shares (Shares) at Dec. 31, 2019				20,418,209	15,906,053	3,032,940	28,216,005	0
Net Loss		(67,301,000)															(67,301,000)
Ending balance at Dec. 31, 2019		(145,714,000)	$ 24,652							$ 431		[1]			4,178,000	$ 24,569	(149,892,000)	$ (348)
Ending balance (Shares) at Dec. 31, 2019										4,312,500	15,855,288
Beginning balance convertible preferred shares at Dec. 31, 2019		249,081,000		$ 9,000,000	$ 66,348,000	$ 12,500,000	$ 161,233,000
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2019				20,418,209	15,906,053	3,032,940	28,216,005	0
Beginning balance at Dec. 31, 2019		(145,714,000)	24,652							$ 431		[1]			4,178,000	24,569	(149,892,000)	(348)
Beginning balance (Shares) at Dec. 31, 2019										4,312,500	15,855,288
Beginning balance convertible preferred shares at Dec. 31, 2019		249,081,000		$ 9,000,000	$ 66,348,000	$ 12,500,000	$ 161,233,000
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2019				20,418,209	15,906,053	3,032,940	28,216,005	0
Beginning balance at Dec. 31, 2019		(145,714,000)	24,652							$ 431		[1]			4,178,000	24,569	(149,892,000)	(348)
Beginning balance (Shares) at Dec. 31, 2019										4,312,500	15,855,288
Issuance of convertible preferred shares, net of issuance cost		23,734,000						$ 23,734,000
Issuance of convertible preferred shares, net of issuance cost (Shares)								2,699,114
Exercise of shares options		$ 284,000										[1]			284,000
Exercise of shares options (Shares)		1,092,938									1,092,938
Share-based Compensation		$ 3,196,000													3,196,000
Sale of 15,000,000 Units, net of underwriting discounts			130,101,828										$ 1,500			130,100,328
Sale of 15,000,000 Units, net of underwriting discounts (in Shares)													15,000,000
Sale of 262,500 Private Placement Units			630,330										$ 26			630,304
Sale of 262,500 Private Placement Units (in Shares)													262,500
Sale of 1,875,000 Private Placement Warrants			1,875,000													1,875,000
Forfeiture of Founder Shares														$ (56)		56
Forfeiture of Founder Shares (in Shares)										562,500				(562,500)
Class A common stock subject to possible redemption			(97,777,000)										$ (978)			(97,776,022)
Class A common stock subject to possible redemption (in Shares)													(9,777,700)
Ending balance convertible preferred shares at Dec. 31, 2020		272,815,000		$ 9,000,000	$ 66,348,000	$ 12,500,000	$ 161,233,000	$ 23,734,000
Ending balance convertible preferred shares (Shares) at Dec. 31, 2020				20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Net Loss		(81,511,000)	(29,854,803)														(81,511,000)	(29,854,803)
Ending balance at Dec. 31, 2020		$ (223,745,000)	$ 5,000,007						$ 548	$ 375		[1]			$ 7,658,000	$ 34,854,235	$ (231,403,000)	$ (29,855,151)
Ending balance (Shares) at Dec. 31, 2020									5,484,800	3,750,000	16,948,226

[1]	Represents amounts lower than $1.